Victory Government Securities Fund Investment Strategy - Victory Government Securities Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in government securities. Government securities include U.S. Treasury bills, notes, and bonds; Treasury Inflation Protected Securities (“TIPS”); mortgage-backed securities (“MBS”) backed by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“Freddie Mac”); U.S. government agency collateralized mortgage obligations; securities issued by U.S. government agencies and instrumentalities; and repurchase agreements collateralized by such investments.[ This 80% policy may be changed upon at least 60 days’ prior written notice to shareholders. Securities that are backed by the full faith and credit of the U.S. government are considered to be of the highest credit quality available. These securities are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. U.S. Treasuries and Ginnie Mae securities are backed by the full faith and credit of the U.S. government. The securities issued by U.S. government agencies and instrumentalities are supported by the credit of the issuing agency, instrumentality, or corporation (which are neither issued nor guaranteed by the U.S. Treasury), including but not limited to, Fannie Mae, Freddie Mac, the Federal Agricultural Mortgage Corporation (“Farmer Mac”), Federal Farm Credit Bank, Federal Home Loan Bank, Private Export Funding Corp (“Pefco”), and the Small Business Administration. The effective duration of the Fund is generally within two years of the Bloomberg U.S. Aggregate Government Intermediate & MSB Index.